Note 9 - Income tax (Details Textual) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Pillar two legislation description	Tenaris applies the IAS 12 exception regarding the recognition and disclosure of deferred tax assets and liabilities related to Pillar Two income taxes.	Tenaris applies the exception regarding the recognition and disclosure of deferred tax assets and liabilities related to Pillar Two income taxes
Current tax expense, related to Pillar Two income taxes		$ 20.7	$ 81.4
Charge related to withholding taxes for intra group international operations		30.9	20.0	$ 164.3
Deferred Tax Income Recognised In Profit Or Loss		78.4	186.0	550.3
Charge related to pillar two		20.7	81.4
Argentina and Mexico
Disclosure of geographical areas [line items]
Tax inflation adjustments		168.7	$ 368.2	$ 349.0
Luxembourg Ville
Disclosure of geographical areas [line items]
Corporate income tax rate			23.87%	24.94%
Consumption of deferred tax assets		$ 82.2	$ 86.9